Intangible assets (Tables)	12 Months Ended
Apr. 30, 2012
Summary of Intangible Assets

	Definite life	Indefinite life		Total
	Embedded equity in lease contracts	Trade names and trademarks	Safety manuals, AOCs and operating licenses
Cost:

Balance, April 30, 2010	$180,479	$179,900	$3,947	$364,326
Embedded equity in lease contracts realized	(23,384)	—	—	(23,384)
Foreign exchange	1,562	—	191	1,753

Balance, April 30, 2011	158,657	179,900	4,138	342,695
Embedded equity in lease contracts realized	(19,840)	—	—	(19,840)
Foreign exchange	(1,039)	—	(197)	(1,236)

April 30, 2012	$137,778	$179,900	$3,941	$321,619

Impairment losses:

Balance, April 30, 2010	(53,903)	(25,000)	—	(78,903)
Impairment loss	(20,608)	—	—	(20,608)

Balance, April 30, 2011	(74,511)	(25,000)	—	(99,511)
Impairment loss	(4,218)	—	—	(4,218)

April 30, 2012	$(78,729)	$(25,000)	$—	$(103,729)

Net book value:

April 30, 2012	$59,049	$154,900	$3,941	$217,890
April 30, 2011	84,146	154,900	4,138	243,184